Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

Total Realized/Unrealized Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2013	Purchases	Sales	Earnings[1]	2013

Derivatives embedded in assets on deposit	$ -	$ 8,080	$ (20)	$ 592	$ 8,652
Total assets	$ -	$ 8,080	$ (20)	$ 592	$ 8,652

Derivatives embedded in annuity contracts	$ -	$ 8,080	$ (20)	$ 592	$ 8,652
Total liabilities	$ -	$ 8,080	$ (20)	$ 592	$ 8,652